UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2007

Item 1. Schedule of Investments.
CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

EQUITY SECURITIES — 97.8%	Shares	Value

Beverages — 3.4%
Hansen Natural Corp.*	97,900	$4,335,991

Capital Markets — 4.9%
Affiliated Managers Group, Inc.*	33,200	3,899,672
Federated Investors, Inc., Class B*	58,500	2,407,860

		6,307,532

Chemicals — 3.3%
Praxair, Inc.	48,700	4,320,177

Commercial Services & Supplies — 1.0%
Watson Wyatt Worldwide, Inc.	28,100	1,304,121

Consumer Finance — 0.9%
First Marblehead Corp.	79,200	1,211,760

Diversified Consumer Services — 4.4%
Strayer Education, Inc.	33,150	5,654,727

Electronic Equipment & Instruments — 15.1%
Amphenol Corp.	99,800	4,627,726
Daktronics, Inc.	105,800	2,387,906
FLIR Systems, Inc.*	41,900	1,311,470
Itron, Inc.*	40,800	3,915,576
Mettler-Toledo International, Inc.*	17,400	1,980,120
Rofin-Sinar Technologies, Inc.*	110,800	5,330,588

		19,553,386

Energy Equipment & Services — 5.4%
FMC Technologies, Inc.*	28,400	1,610,280
Superior Energy Services, Inc*	157,600	5,424,592

		7,034,872

Gas Utilities — 4.7%
Energen Corp.	49,400	3,172,962
Oneok, Inc.	66,200	2,963,774

		6,136,736

Health Care Equipment & Supplies — 2.9%
Hospira, Inc.*	87,400	3,726,736

Health Care Providers & Services — 8.6%
Coventry Health Care, Inc.*	66,450	3,937,163
DaVita, Inc.*	65,100	3,668,385
Laboratory Corp. of America Holdings*	46,500	3,512,145

		11,117,693

EQUITY SECURITIES — 97.8%	Shares	Value

Household Products — 2.2%
Church & Dwight Co., Inc.	53,250	2,879,228

Insurance — 0.5%
Ambac Financial Group, Inc.	22,500	579,825

IT Services — 2.9%
Global Payments, Inc.	79,900	3,716,948

Life Sciences — Tools & Services — 6.3%
Dionex Corp.*	60,700	5,029,602
Millipore Corp.*	42,700	3,124,786

		8,154,388

Machinery — 5.9%
Donaldson Co., Inc.	91,500	4,243,770
Middleby Corp.*	44,310	3,395,032

		7,638,802

Media — 2.6%
Meredith Corp.	61,800	3,397,764

Metals & Mining — 2.6%
Reliance Steel & Aluminum Co.	61,800	3,349,560

Office Electronics — 1.9%
Xerox Corp.	151,600	2,454,404

Oil, Gas & Consumable Fuels — 3.0%
St Mary Land & Exploration Co.	99,800	3,853,278

Pharmaceuticals — 2.2%
Endo Pharmaceuticals Holdings, Inc.*	108,400	2,891,028

Software — 8.7%
ANSYS, Inc.*	97,100	4,025,766
FactSet Research Systems, Inc.	70,900	3,949,130
Sybase, Inc.*	125,700	3,279,513

		11,254,409

Specialty Retail — 2.6%
Ross Stores, Inc.	132,100	3,377,797

Trading Companies & Distributors — 1.8%
WESCO International, Inc.*	60,100	2,382,364

Total Equity Securities (Cost $104,472,893)		126,633,526

	Principal
High Social Impact Investments — 1.1%	Amount

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	$1,419,488	1,383,518

Total High Social Impact Investments (Cost $1,419,488)		1,383,518

U.S. Government Agencies and Instrumentalities — 1.8%

Federal Home Loan Bank Discount Notes, 1/2/08	2,300,000	2,299,792

Total U.S. Government Agencies and Instrumentalities (Cost $2,299,792)		2,299,792

TOTAL INVESTMENTS (Cost $108,192,173) — 100.7%		130,316,836
Other assets and liabilities, net — (0.7%)		(964,299)

NET ASSETS — 100%		$129,352,537

*	Non income producing security

(b)	This security was valued by the Board of Directors, see Note A.

(i)	Restricted securities represent 1.1% of the net assets of the Fund.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

RESTRICTED SECURITIES	ACQUISITION DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05 — 7/3/06	$1,419,488
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

EQUITY SECURITIES — 98.4%	Shares	Value

AUSTRALIA — 3.0%
BlueScope Steel Ltd.	219,294	$1,858,118
Harvey Norman Holdings Ltd.	47,450	283,312
OneSteel Ltd.	375,327	2,026,769
Origin Energy Ltd.	378,268	2,939,424
Santos Ltd.	954,653	11,835,854
Westpac Banking Corp.	133,940	3,283,561

		22,227,038

AUSTRIA — 2.7%
Voestalpine AG	283,792	20,517,704

BELGIUM — 3.8%
Colruyt SA	6,708	1,579,291
Delhaize Group	97,393	8,572,087
Dexia SA	656,065	16,527,016
KBC Groep NV	14,925	2,099,190

		28,777,584

CANADA — 4.3%
EnCana Corp.	177,500	12,139,673
Magna International, Inc.	4,500	365,581
Teck Cominco Ltd., Class B	547,688	19,661,164

		32,166,418

DENMARK — 0.1%
Topdanmark A/S*	2,850	410,172

FINLAND — 1.4%
Kesko Oyj, Series B	39,400	2,172,852
Metso Oyj	17,804	971,713
Rautaruukki Oyj	160,549	6,959,766

		10,104,331

FRANCE — 6.0%
Air France-KLM	152,849	5,374,524
BNP Paribas SA	51,339	5,570,968
Cap Gemini SA	40,569	2,550,498
CNP Assurances SA	9,446	1,228,999
Credit Agricole SA	312,391	10,536,792
France Telecom SA	151,980	5,470,623
Lafarge SA	14,755	2,685,783
Sanofi-Aventis SA	17,435	1,605,414
Societe Generale	67,221	9,722,888

		44,746,489

GERMANY — 9.3%
Beiersdorf AG	56,829	4,403,603
Commerzbank AG	45,637	1,752,161

EQUITY SECURITIES — 98.4%	Shares	Value

Hypo Real Estate Holding AG	42,619	2,249,432
Muenchener Rueckversicherungs AG	139,762	27,164,836
ProSiebenSat.1 Media AG, Preferred	8,690	208,239
Suedzucker AG	50,785	1,202,111
United Internet AG	111,626	2,717,327
Volkswagen AG	130,281	29,733,518

		69,431,227

GREECE — 0.4%
Alpha Bank AE	10,536	383,564
National Bank of Greece SA	33,005	2,267,018

		2,650,582

HONG KONG — 3.7%
Esprit Holdings Ltd.	229,000	3,433,208
Hong Kong Exchanges and Clearing Ltd.	853,500	24,168,672

		27,601,880

JAPAN — 18.1%
Astellas Pharma, Inc.	73,000	3,182,294
Brother Industries Ltd.	250,700	3,238,241
Central Japan Railway Co.	1,054	8,991,290
Dentsu, Inc.	167	442,483
FUJIFILM Holdings Corp.	124,300	5,262,847
Hino Motors Ltd.	463,000	3,013,033
Kawasaki Kisen Kaisha Ltd.	148,000	1,454,630
Kobe Steel Ltd.	305,000	993,779
Mazda Motor Corp.	67	335
Mitsubishi Chemical Holdings Corp.	796,000	6,113,485
Mitsubishi Gas Chemical Co., Inc.	79,000	777,872
Mitsui OSK Lines Ltd.	1,747,000	22,299,799
Mitsumi Electric Co. Ltd.	36,200	1,231,348
NGK Insulators Ltd.	108,000	2,929,240
Nikon Corp.	685,000	23,729,580
Nintendo Co. Ltd.	56,200	33,655,104
Nisshin Steel Co. Ltd.	2,715,000	9,551,045
NTT Data Corp.	165	734,055
Olympus Corp.	122,000	5,045,339
Sumitomo Electric Industries Ltd.	106,800	1,698,819
Tokyo Electron Ltd.	7	430
Toyo Seikan Kaisha Ltd.	45,500	807,242
Trend Micro, Inc.*	5,000	179,027

		135,331,317

MEXICO — 0.5%
Empresas ESM, Contingent Deferred Distribution (b)(i)*	350,000	87,500
Grupo Financiero Banorte SAB de CV	252,472	1,043,263
Telefonos de Mexico SAB de CV	1,362,413	2,521,531

		3,652,294

EQUITY SECURITIES — 98.4%	Shares	Value

NETHERLANDS — 3.8%
ASML Holding NV*	27,065	857,095
ING Groep NV (CVA) (s)	663,118	25,934,442
Koninklijke (Royal) KPN NV	99,486	1,809,442
Oce NV	7,149	129,398

		28,730,377

NORWAY — 3.0%
Orkla ASA	206,800	4,008,527
Petroleum Geo-Services ASA	345,650	10,041,951
StatoilHydro ASA	273,450	8,510,926

		22,561,404

RUSSIA — 4.2%
Golden Telecom, Inc.*	7,300	736,935
Mobile Telesystems OJSC (ADR)	187,500	19,085,625
Vimpel-Communications (ADR)	278,300	11,577,280

		31,399,840

SINGAPORE — 0.4%
Neptune Orient Lines Ltd.	396,000	1,075,661
Singapore Exchange Ltd.	168,942	1,575,047

		2,650,708

SOUTH AFRICA — 1.3%
ABSA Group Ltd.	74,178	1,204,761
BIDVest Group Ltd.	52,485	925,391
Community Growth Fund*	894,098	1,049,536
Discovery Holdings Ltd.	34,356	136,381
FirstRand Ltd.	612,053	1,768,719
MTN Group Ltd.	17,193	322,157
Pick’n Pay Holdings Ltd.	61,200	137,008
Spar Group Ltd.	33,000	291,162
Telkom South Africa Ltd.	180,721	3,649,140
VenFin Ltd.	55,800	205,912

		9,690,167

SOUTH KOREA — 2.2%
KT Corp. (ADR)	639,200	16,491,360

SPAIN — 4.0%
Gas Natural SDG SA	50,878	2,976,935
Iberia Lineas Aereas de Espana SA	420,692	1,845,219
Repsol YPF SA	705,485	25,146,862

		29,969,016

SWEDEN — 1.8%
Sandvik AB	100,800	1,735,054
Skandinaviska Enskilda Banken AB	47,600	1,218,870
SKF AB, Series B	110,427	1,870,862
SSAB Svenskt Stal AB	317,311	8,640,725

		13,465,511

EQUITY SECURITIES — 98.4%	Shares	Value

SWITZERLAND — 3.1%
Geberit AG	20,020	2,749,733
Roche Holding AG	7,318	1,264,321
Swatch Group AG	13,231	3,988,057
Zurich Financial Services AG	50,869	14,939,666

		22,941,777

UNITED KINGDOM — 16.6%
3i Group plc	374,492	7,477,003
Aegis Group plc	446,172	1,039,136
Aggreko plc	21,559	228,739
Aviva plc	341,933	4,580,788
Barclays plc	360,574	3,617,504
British Airways plc*	998,723	6,158,011
British Land Co. plc	68,790	1,294,021
BT Group plc	3,557,156	19,313,090
Centrica plc	1,283,827	9,168,167
Compass Group plc	270,684	1,662,271
De La Rue plc	20,651	401,419
Emap plc	38,381	702,891
FirstGroup plc	37,796	613,179
GlaxoSmithKline plc	55,004	1,400,390
Hays plc	681,266	1,566,328
HBOS plc	392,815	5,747,242
Home Retail Group plc	507,456	3,313,266
IMI plc	192,190	1,506,383
International Power plc	201,191	1,816,226
Invensys plc*	193,323	873,561
J Sainsbury plc	199,611	1,689,713
Legal & General Group plc	436,907	1,135,838
Lloyds TSB Group plc	214,762	2,017,825
Man Group plc	173,717	1,967,608
Marks & Spencer Group plc	53,013	590,955
Michael Page International plc	52,887	303,197
Mondi plc	113,197	957,652
Next plc	468,356	15,140,708
Northern Foods plc	679,817	1,272,049
Persimmon plc	61,871	985,284
Prudential plc	51,277	726,753
Reckitt Benckiser Group plc	33,537	1,945,350
Royal Bank of Scotland Group plc	1,525,202	13,480,141
Scottish & Southern Energy plc	118,360	3,859,250
Tate & Lyle plc	311,561	2,759,861
Trinity Mirror plc	28,513	197,802
United Business Media plc	34,177	441,873
Whitbread plc	76,811	2,140,600

		124,092,074

EQUITY SECURITIES — 98.4%	Shares	Value

UNITED STATES — 4.7%
Affiliated Managers Group, Inc.*	4,300	505,078
AGL Resources, Inc.	6,700	252,188
Alberto-Culver Co.	36,128	886,581
Big Lots, Inc.*	55,900	893,841
Cummins, Inc.	28,400	3,617,308
Deluxe Corp.	24,300	799,227
Distributed Energy Systems Corp.*	308,138	123,255
Evergreen Solar, Inc.*	1,400	24,178
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	400,000
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	111,143
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	673
Series B Preferred (b)(i)*	161,759	260,432
Series C Preferred (b)(i)*	36,984	59,544
Idearc, Inc.	32,300	567,188
Invesco Ltd.*	1	16
Noble Corp.	245,643	13,881,286
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	140,136
Series B, Preferred (b)(i)*	20,000	73,964
Series C, Preferred (b)(i)*	239,566	299,458
Series C, Preferred, Warrants (strike price $1.14/share, expires 6/30/08) (b)(i)*	198	22
Warrants (b)(i)*	1	—
RF Technology, Inc. (b)(i)*	365,374	—
Robbins & Myers, Inc.	1,900	143,697
Safeco Corp.	3,600	200,448
SMARTTHINKING, Inc.:
Series 1-A, Preferred (b)(i)*	104,297	172,388
Series 1-B, Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Tempur-Pedic International, Inc.	21,935	569,652
Terex Corp.*	68,900	4,517,773
Tidewater, Inc.	86,900	4,767,334
WellCare Health Plans, Inc.*	13,700	581,017
WR Berkley Corp.	46,500	1,386,165

		35,267,185

Total Equity Securities (Cost $681,163,661)		734,876,455

	Adjusted
Limited Partnership Interest — 0.4%	Basis

Balkan Financial Sector Equity Fund CV (b)(i)*	$395,341	409,878
China Environment Fund 2004 (b)(i)*	87,541	76,123
SAM Sustainability Private Equity Fund (b)(i)*	881,995	728,017
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	353,848	448,810
SEAF India International Growth Fund LLC (b)(i)*	398,932	376,326
ShoreCap International LLC (b)(i)*	571,524	680,011
Terra Capital (b)(i)*	469,590	1

Total Limited Partnership Interest (Cost $3,158,771)		2,719,166

	Principal
Certificates of Deposit — 0.0%	Amount

Self Help Credit Union, 5.10%, 2/22/08 (b)(k)	100,000	99,580
ShoreBank, 4.80%, 3/15/08 (b)(k)	100,000	99,610

Total Certificates of Deposit (Cost $200,000)		199,190

High Social Impact Investments — 0.6%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	4,431,583	4,319,287

Total High Social Impact Investments (Cost $4,431,583)		4,319,287

Venture Capital Debt Obligations — 0.1%

Mayer Laboratories, Inc., 6.00%, 12/31/10 (b)(i)	80,267	20,067
Micro Finance Bank of Azerbaijan, 8.477%, 8/29/12 (b)(i)	500,000	513,151
Powerspan Corp., 8.00%, 9/30/08 (b)(i)	77,230	77,230

Total Venture Capital Debt Obligations (Cost $657,498)		610,448

TOTAL INVESTMENTS (Cost $689,611,513) — 99.5%		742,724,546
Other assets and liabilities, net — 0.5%		3,817,561

NET ASSETS — 100%		$746,542,107

Abbreviations:
ADR: American Depository Receipt
CVA: Certificaten Van Aandelen
LLC: Limited Liability Corporation

*	Non-income producing security.

(a)	Affiliated company.

(b)	This security was valued by the Board of Directors. See Note A.

(i)	Restricted securities represent 1.2% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate period end.

(s)	114,000 shares of ING Groep NV have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Fund. There are no restrictions on the trading of this security.

RESTRICTED SECURITIES	ACQUISITION DATES	COST

Balkan Financial Sector Equity Fund CV, LP	1/12/06 — 8/21/07	$395,341
Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05—7/3/06	4,431,583
China Environment Fund 2004, LP	9/15/05 — 10/10/07	87,541
Empresas ESM, Contingent Deferred Distribution	11/2/06	350,000
GNet Defta Development Holdings LLC	8/30/05	400,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B, Preferred	10/21/04—10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Mayer Laboratories, Inc., 6.00%, 12/31/10	12/31/96	80,267
Micro Finance Bank of Azerbaijan, 8.477%, 8/29/12	8/29/2007	500,000
Powerspan Corp:
Note, 8.00%, 9/30/08	12/5/07	77,230
Series A, Preferred	8/20/97	250,000
Series B, Preferred	10/05/99	200,000
Series C, Preferred	12/21/04	273,105
Series C, Preferred Warrants (strike price $1.14/share, expires 6/30/08)	12/21/04	—
Warrants	12/5/07	—
RF Technology, Inc.	7/17/06	299,990
SAM Sustainability Private Equity Fund, LP	7/19/01 — 11/23/07	881,995
SEAF Central & Eastern European Growth Fund LLC, LP	8/10/00 — 2/23/06	353,848
SEAF India International Growth Fund LLC, LP	3/22/05 — 12/13/07	398,932
ShoreCap International LLC, LP	8/12/04 — 5/22/07	571,524
SMARTHINKING, Inc.:
Series 1-A, Preferred	4/22/03 — 5/27/05	159,398
Series 1-B, Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	—
Terra Capital, LP	11/23/98 — 3/14/06	469,590
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

Equity Securities — 94.8%	SHARES	VALUE

Australia — 5.8%
Arrow Energy NL*	37,482	$89,518
Cochlear Ltd.	2,653	174,477
CSL Ltd.	5,543	176,965
Energy Developments Ltd.	21,557	73,631
QBE Insurance Group Ltd.	4,038	118,209
Sonic Healthcare Ltd.	7,714	113,249

		746,049

Austria — 2.5%
Erste Bank der Oesterreichischen Sparkassen AG	2,148	152,313
Telekom Austria AG	6,000	166,937

		319,250

Brazil — 2.8%
Companhia Energetica de Minas Gerais (ADR)	9,000	166,140
Diagnosticos da America SA	5,500	114,017
Natura Cosmeticos SA	8,000	76,404

		356,561

Canada — 3.0%
Canadian Tire Corp. Ltd.	1,474	110,817
Carmanah Technologies Corp.*	9,150	11,032
Shoppers Drug Mart Corp.	3,174	171,283
Tim Hortons, Inc.	2,427	90,101

		383,233

China — 2.9%
China Hongxing Sports Ltd.	135,000	90,034
China Sun Bio-chem Technology Group Co. Ltd.	155,000	52,225
JA Solar Holdings Co. Ltd. (ADR)*	1,380	96,338
Suntech Power Holdings Co. Ltd. (ADR)*	1,600	131,712

		370,309

Denmark — 2.7%
TrygVesta AS	2,350	178,783
William Demant Holding*	1,800	166,939

		345,722

Finland — 2.3%
Lassila & Tikanoja Oyj	5,130	170,257
YIT OYJ	6,000	131,497

		301,754

Equity Securities — 94.8%	SHARES	VALUE

France — 5.4%
Accor SA	2,155	172,344
AXA SA	3,809	152,534
Cie Generale d’Optique Essilor International SA	2,940	187,626
Vallourec	692	187,324

		699,828

Germany — 8.6%
Adidas AG	3,200	239,823
Celesio AG	2,155	133,906
Centrotherm Photovoltaics AG*	990	108,557
Continental AG	1,431	186,184
Hypo Real Estate Holding AG	3,019	159,343
Rhoen Klinikum AG	5,517	174,067
SolarWorld AG	1,610	98,275

		1,100,155

Greece — 0.9%
Alpha Bank AE	3,279	119,372

Hong Kong — 1.7%
Cheuk Nang Holdings Ltd.	118,000	99,879
Esprit Holdings Ltd.	7,700	115,440

		215,319

Hungary — 1.2%
OTP Bank Nyrt	2,983	151,645

Japan — 15.7%
Aisin Seiki Co. Ltd.	5,500	229,423
Asahi Pretec Corp.	7,200	196,572
Benesse Corp.	3,300	140,903
Central Glass Co. Ltd.	16,000	60,726
Fanuc Ltd.	2,300	223,998
Ito En Ltd.	7,300	138,858
Shimano, Inc.	6,000	217,518
Shiseido Co. Ltd.	9,000	213,087
Sumitomo Chemical Co. Ltd.	20,000	178,490
Sumitomo Realty & Development Co. Ltd.	5,000	123,752
Ulvac, Inc.	4,800	218,270
USS Co. Ltd.	1,280	79,631

		2,021,228

Mexico — 2.2%
Alsea SAB de CV	102,000	142,987
Banco Compartamos SA de CV*	9,870	42,865
Urbi Desarrollos Urbanos SA de CV*	27,800	96,026

		281,878

Equity Securities — 94.8%	SHARES	VALUE

Netherlands — 2.0%
Qiagen NV*	5,047	109,356
TomTom NV*	2,055	154,733

		264,089

New Zealand — 0.5%
Contact Energy Ltd.	10,721	67,983

Norway — 5.9%
Petroleum Geo-Services ASA	5,400	156,883
ProSafe SE	11,380	198,055
Tomra Systems ASA	26,800	190,024
Yara International ASA	4,600	213,063

		758,025

Philippines — 1.1%
Manila Water Co., Inc.	323,000	144,773

Portugal — 0.6%
Sonae SGPS SA	24,801	71,795

Singapore — 3.3%
City Developments Ltd.	18,000	177,568
ComfortDelgro Corp. Ltd.	122,000	155,101
Hyflux Ltd.	44,000	97,509

		430,178

Spain — 3.7%
Acciona SA	728	230,809
Banco Bilbao Vizcaya Argentaria SA	6,075	148,862
Ebro Puleva SA	5,000	91,671

		471,342

Sweden — 2.1%
Autoliv, Inc.	2,200	115,962
Svenska Cellulosa AB, Series B	8,600	152,355

		268,317

Switzerland — 2.2%
Adecco SA	3,072	166,197
Swatch Group AG	2,041	120,515

		286,712

Equity Securities — 94.8%	SHARES	VALUE

United Kingdom — 9.3%
ARM Holdings plc	21,290	52,551
Associated British Foods plc	6,000	107,433
Cattles plc	6,047	35,389
Ceres Power Holdings plc*	6,841	42,351
FirstGroup plc	4,560	73,979
Hiscox Ltd.	14,147	80,681
Informa plc	10,210	93,846
Johnson Matthey plc	3,856	144,381
Legal & General Group plc	72,635	188,831
Severn Trent plc	4,231	128,523
SSL International plc	14,407	153,431
Trading Emissions plc*	20,445	54,535
Workspace Group plc	7,060	38,226

		1,194,157

United States — 6.4%
DaVita, Inc.*	2,064	116,306
Energy Conversion Devices, Inc.*	2,495	83,957
Evergreen Solar, Inc.*	4,609	79,597
FuelCell Energy, Inc.*	3,500	34,720
ON Semiconductor Corp.*	20,500	182,040
Ormat Technologies, Inc.	953	52,425
Resmed, Inc.*	15,815	82,624
Scholastic Corp.*	808	28,191
United Rentals, Inc.*	8,600	157,896

		817,756

Total Equity Securities (Cost $11,801,594)		12,187,430

	PRINCIPAL
U.S. Government Agencies and Instrumentalities — 3.1%	AMOUNT

Federal Home Loan Bank Discount Notes, 1/2/08	$400,000	399,964

Total U.S. Government Agencies and Instrumentalities (Cost $399,964)		399,964

TOTAL INVESTMENTS (Cost $12,201,558) — 97.9%		12,587,394
Other assets and liabilities, net — 2.1%		274,739

NET ASSETS — 100%		$12,862,133

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation is registered as a non-diversified portfolio. The operation of each series is accounted for separately. International Opportunities began operations on May 31, 2007. International Equity and Capital Accumulation each offer Class A, Class B, Class C, and Class I shares. International Opportunities offers Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert World Values International Equity Fund and Calvert International Opportunities Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Directors as of December 31, 2007:

		% of Net
	Total Investments	Assets

Capital Accumulation	$1,383,518	1.1%

International Equity	9,486,544	1.3%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 — 2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2007, and net realized capital loss carryforwards as of September 30, 2007 with expiration dates:

			International
	International Equity	Capital Accumulation	Opportunities

Federal income tax cost of investments	$690,803,715	$108,208,110	$12,201,558

Unrealized appreciation	97,536,799	27,707,175	952,578

Unrealized depreciation	(45,615,968)	(5,598,449)	(566,742)

Net unrealized appreciation/ (depreciation)	$51,920,831	$22,108,726	$385,836

Capital Loss Carryforwards

Expiration Date	International Equity

30-Sep-09	$179,742

$179,742

Capital losses may be utilized to offset current and future capital gains until expiration.
The International Equity Fund’s use of net capital loss carryforwards of $179,742 (from Calvert South Africa Fund that merged into the Fund in September 2002) may be limited under certain tax provisions.

NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE

GNet Defta Development Holdings LLC	$400,000	$400,000

SEAF Central & Eastern European Growth Fund LLC	353,848	448,810

TOTALS	$753,848	$848,810
NOTE D — OTHER
In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $1,230,801 at December 31, 2007.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 27, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer
Date: February 27, 2008

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: February 27, 2008